INVENTORY	3 Months Ended
Mar. 31, 2023
INVENTORY

6. INVENTORY

	March 31, 2023	December 31, 2022
Finished goods	$1,053,300	$542,934
Parts	483,947	513,008
	$1,537,247	$1,055,942

During the three months ended March 31, 2023, $1,012,881 (2022 - $1,161,511) of inventory was recognized in cost of sales including an allowance to value its inventory for obsolete and slow-moving inventory of $77,047 (2022 - $nil).

Cost of sales consist of the following:

	March 31, 2023	March 31, 2022
Inventory	$1,012,881	$1,161,511
Consulting and services	93,654	64,833
Other	51,517	2,068
	$1,158,052	$1,228,412